The balances of transactions with Telecom Italia Group companies are as follows: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total assets	R$ 121,235	R$ 10,718
Total liabilities	148,953	127,386
Total revenue	10,693	8,250	R$ 8,198
Total costs/expenses	406,702	389,012	421,219
Advertising expense with related parties	143,439	195,117
Telecom Italia Sparkle [Member]
IfrsStatementLineItems [Line Items]
Total assets	1,414	1,630
Total liabilities	3,689	10,576
Total revenue	353	2,994	5,371
Total costs/expenses	19,219	27,485	24,914
Grupo Havas [Member]
IfrsStatementLineItems [Line Items]
Total assets	83,613
Total liabilities	19,794	24,068
Total costs/expenses	206,349	207,682	264,318
T I Sparkle [Member]
IfrsStatementLineItems [Line Items]
Total assets	5,084	1,915
Total liabilities	10,205	7,333
Total revenue	3,347	4,059	2,052
Total costs/expenses	20,533	19,923	18,700
T I M Brasil [Member]
IfrsStatementLineItems [Line Items]
Total assets	23,069	6,129
Total liabilities	6,558	6,145
Telecom Italia S P A [Member]
IfrsStatementLineItems [Line Items]
Total assets	1,502	370
Total liabilities	71,288	75,317
Total revenue	1,112	1,197	775
Total costs/expenses	105,137	110,407	93,188
I Systems [Member]
IfrsStatementLineItems [Line Items]
Total assets	5,879
Total liabilities	31,596
Total revenue	5,881
Total costs/expenses	31,596
Other related parties [member]
IfrsStatementLineItems [Line Items]
Total assets	674	674
Total liabilities	4,585	2,797
Total costs/expenses	22,597	22,308	18,713
Vivendi Group [Member]
IfrsStatementLineItems [Line Items]
Total liabilities	1,238	1,150
Total costs/expenses	R$ 1,271	R$ 1,207	R$ 1,386